Income Taxes - Deferred Tax Rollforward (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	$ 643.0	$ (201.5)
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	(590.1)	19.3
(Charged) / credited to earnings	(254.4)	(387.9)
Net deferred income tax liabilities at the end of the period	(201.5)	(570.1)
Deferred income tax assets:
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	(564.0)	(974.7)
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	(342.4)	19.3
(Charged) / credited to earnings	(68.3)	(184.3)
Net deferred income tax liabilities at the end of the period	(974.7)	(1,139.7)
Decommissioning liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	(146.6)	(167.4)
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	(1.6)	0.0
(Charged) / credited to earnings	(19.2)	(62.2)
Net deferred income tax liabilities at the end of the period	(167.4)	(229.6)
Income tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	(315.8)	(744.6)
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	(348.2)	0.0
(Charged) / credited to earnings	(80.6)	(69.6)
Net deferred income tax liabilities at the end of the period	(744.6)	(814.2)
Risk management contracts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	(13.4)	(2.1)
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	0.0
(Charged) / credited to earnings	11.3	(39.0)
Net deferred income tax liabilities at the end of the period	(2.1)	(41.1)
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	(35.0)	(30.7)
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.6	0.0
(Charged) / credited to earnings	3.7	(4.6)
Net deferred income tax liabilities at the end of the period	(30.7)	(35.3)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	(53.2)	(29.9)
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	6.8	19.3
(Charged) / credited to earnings	16.5	(8.9)
Net deferred income tax liabilities at the end of the period	(29.9)	(19.5)
Deferred income tax liabilities:
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	1,207.0	773.2
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	(247.7)	0.0
(Charged) / credited to earnings	(186.1)	(203.6)
Net deferred income tax liabilities at the end of the period	773.2	569.6
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	1,127.2	743.1
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	(244.2)	0.0
(Charged) / credited to earnings	(139.9)	(209.7)
Net deferred income tax liabilities at the end of the period	743.1	533.4
Risk management contracts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	55.0	10.8
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	(2.9)	0.0
(Charged) / credited to earnings	(41.3)	2.6
Net deferred income tax liabilities at the end of the period	10.8	13.4
ROU asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	24.8	19.3
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	(0.6)	0.0
(Charged) / credited to earnings	(4.9)	3.5
Net deferred income tax liabilities at the end of the period	$ 19.3	$ 22.8